As filed with the Securities and Exchange Commission on August 6, 2008

                                Investment Company Act File No. 811-22223

 ------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              ---------------------

                                    FORM N-2
                        (CHECK APPROPRIATE BOX OR BOXES)


[X]   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ ]         Amendment No.____________


                              ---------------------

                           ROBECO-SAGE MULTI-STRATEGY
                               MASTER FUND, L.L.C.
               (Exact name of Registrant as specified in Charter)

                       Robeco Investment Management, Inc.
                                909 Third Avenue
                                   32nd Floor
                            New York, New York 10022
                    (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code: (212) 908-9660

                               Timothy J. Stewart
                       Robeco Investment Management, Inc.
                                909 Third Avenue
                                   32nd Floor
                            New York, New York 10022
                              (212) 908-9660
                         (Name and address of agent for
                                    service)

                                    COPY TO:
                             George M. Silfen, Esq.
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                               New York, NY 10022
--------------------------------------------------------------------------------

This Registration Statement has been filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. However, units of limited liability company interests in Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), since such units will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in Registrant may be made only by individuals or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in Registrant.

                                     PART A

     Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

     Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the Registration Statement on Form N-2 of Robeco-Sage Multi-Strategy Fund, L.L.C. (the "Feeder Fund"), as filed with the Securities and Exchange Commission (the "Commission") on August 6, 2008 (the "Feeder Fund's Registration Statement").

ITEM 3.  FEE TABLE.(1)

     This table describes the fees and expenses that you will pay if you buy and hold units of limited liability company interests in Robeco-Sage Multi-Strategy Master Fund, L.L.C. (the "Master Fund"). Because the Master Fund has not been operational for a full year, many of these expenses are estimates.

Annual Expenses (as a percentage of net assets of the Master Fund):
Advisory Fee                                                         [0.75]%(1)
Management Fee                                                       [0.10]%(1)
Other Expenses (2)                                                     [____]%
Total Annual Expenses                                                  [____]%

(1) For a discussion of the payment of the Advisory Fee and the Management Fee, please see the section entitled "The Adviser" in the Feeder Fund's prospectus (the "Prospectus") included in the Feeder Fund's Registration Statement.

(2) "Other Expenses" are estimated based on the Master Fund's estimated net assets of approximately $___ million and anticipated expenses for the first year of the Master Fund's operations, and includes professional fees and other expenses, including, without limitation, organizational and offering costs of the Master Fund, as well as administration, custody fees and other expenses.

The purpose of the table above and the example below is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. For a more complete description of the various fees and expenses of the Master Fund, see the sections entitled "The Adviser" and "Fees and Expenses" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.



                            Example                               1 Year       3 Years        5 Years       10 Years
                                                                  ------       -------        -------       --------
You would pay the following expenses on a $1,000
investment in the Master Fund, assuming a 5% annual return:       $[__]         $[__]          $[__]         $[__]


The example above is based on the expenses set forth above and should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown and the actual rate of return may be greater or less than the hypothetical 5% return assumed in the examples.




-------------------
(1) To be filed by amendment.

ITEM 8.  GENERAL DESCRIPTION OF THE REGISTRANT.

     The Master Fund is a closed-end, non-diversified, management investment company that was organized as a limited liability company under the laws of the State of Delaware on July 25, 2008. Units in the Master Fund are being issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by "accredited investors," as defined in Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

     The Master Fund's investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. In pursuing its investment objective, the Master Fund invests its assets primarily in private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Master Fund's investment adviser, Robeco Investment Management, Inc. (the "Adviser") is responsible for selecting Portfolio Managers and determining the portion of the Master Fund's assets to be allocated to each Portfolio Manager. Portfolio Managers are generally chosen on the basis of some or all of the following selection criteria established by the Adviser, including an analysis of the Portfolio Manager's performance during various time periods and market cycles, the Portfolio Manager's reputation, experience, training and investment philosophy and policies, whether the Portfolio Manager has an identifiable track record and/or the degree to which the Portfolio Manager has a personal investment in the investment program. Portfolio Managers may invest in a wide range of instruments, including, but not limited to, U.S. and foreign equities and equity-related instruments, currencies, commodities, futures and fixed income and other debt-related instruments, cash and cash equivalents, options and warrants. The Adviser expects that Portfolio Managers will utilize both over-the-counter and exchange traded instruments (including derivative instruments), trade on margin and engage in short sales. The Master Fund's multi-asset, multi-manager structure seeks to take advantage of broad market opportunities. The Master Fund will not follow a rigid investment policy that would restrict it from participating in any market, strategy or investment.

     Information on the Master Fund's investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled "Investment Program," "Investment Practices and Related Risk Factors" and "Additional Risk Factors" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 9.  MANAGEMENT

     A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections entitled "Management of the Fund," and "The Adviser" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement. The following list identifies the specific sections of the Feeder Fund's Prospectus under which the information required by
Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

Item 9.1(a)                             Management of the Fund

Item 9.1(b)                             The Adviser

Item 9.1(c)                             The Adviser

Item 9.1(d)                             Administrator

Item 9.1(e)                             Custodian and Escrow Agent

Item 9.1(f) The Master Fund bears its own operating expenses. These operating expenses include, but are not limited to: all investment-related expenses (E.G., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account such as direct and indirect expenses associated with the Master Fund's investments, including its investments in Portfolio Funds, transfer taxes and premiums, taxes withheld on foreign dividends and, if applicable in the event the Master Fund utilizes a
                                        portfolio       account,       brokerage
                                        commissions,   interest  and  commitment
                                        fees  on  loans  and   debit   balances,
                                        borrowing  charges  on  securities  sold
                                        short,  dividends on securities sold but
                                        not yet purchased and margin fees);  all
                                        costs and expenses  associated  with the
                                        establishment of any portfolio accounts;
                                        any   non-investment   related  interest
                                        expense;   organizational  and  offering
                                        expenses;  fees and disbursements of any
                                        attorneys and accountants engaged by the
                                        Master Fund;  audit and tax  preparation
                                        fees   and   expenses;    administrative
                                        expenses   and   fees;   all  costs  and
                                        expenses   associated   with  background
                                        checks on Portfolio Managers;  all costs
                                        and expenses  associated  with retaining
                                        independent  third  parties  to  provide
                                        risk  management  services;  custody and
                                        escrow fees and  expenses;  the costs of
                                        an errors  and  omissions/directors  and
                                        officers liability  insurance policy and
                                        a fidelity bond for the Master Fund; any
                                        investment advisory and management fees;
                                        fees  and   travel-related   and   other
                                        expenses  of  members  of the  Board  of
                                        Managers  of the Master Fund who are not
                                        employees   of   the   Adviser   or  any
                                        affiliated  person of the  Adviser;  all
                                        costs  and  charges  for   equipment  or
                                        services    used    in     communicating
                                        information  regarding the Master Fund's
                                        transactions  among the  Adviser and any
                                        custodian or other agent  engaged by the
                                        Master Fund; any extraordinary expenses;
                                        and  such  other   expenses  as  may  be
                                        approved from time to time by the Board of Managers of the Master Fund.

Item 9.1(g)                             Not Applicable

Item 9.2                                Not Applicable

Item 9.3                                See response to Item 19 below.


ITEM 10.  CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

ITEM 10.1.  CAPITAL STOCK

     The Master Fund is organized as a limited liability company under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes. An investor in the Master Fund will be a member (a "Member") of the Master Fund and his or her rights in the Master Fund will be established and governed by the limited liability company agreement of the Master Fund (the "Master Fund Agreement"). The following is a summary description of certain provisions of the Master Fund Agreement. The description of such provisions is not definitive and reference should be made to the complete text of the Master Fund Agreement.

     The security purchased by an Investor is a unit of limited liability company interest (a "Unit") in the Master Fund. All Units shall be fully paid and nonassessable. Investors shall have no preemptive or other rights to subscribe for any additional Units.

     The management and operation of the Master Fund and its business and affairs will be vested solely in the Board, and the members of the Board will be the "managers" of the Master Fund (each, a "Manager" and collectively, the "Managers"). In no event shall any Member, in his or her capacity as such, have any role in the management of the Master Fund's affairs. The Members shall have power to vote only: (i) for the election of Managers as provided in the following paragraph; (ii) with respect to any amendment of the Master Fund Agreement, to the extent and as provided therein; and (iii) with respect to such additional matters relating to the Master Fund as may be required by the Master Fund Agreement, applicable law or as the Board may consider necessary or desirable. With respect to any matter requiring the vote of Members, the Members shall vote in proportion to the value of their respective capital accounts as of the record date applicable to the consideration of such matter.

     There will normally be no meetings of Members for the purpose of electing Managers except that, in accordance with the Investment Company Act of 1940 (the "1940 Act"): (i) the Master Fund will hold a meeting of Members for the election of Managers at such time as less than a majority of the Managers holding office have been elected by Members; and (ii) if, as a result of a vacancy on the Board, less than two-thirds of the members of the Board holding office have been elected by the Members, that vacancy may be filled only by a vote of the Members.

     The Board may admit one or more Members generally as of the first business day of each month; PROVIDED, HOWEVER, that the Master Fund may, in the discretion of the Board, admit Members more or less frequently. Subject to the foregoing terms, Members may be admitted to the Master Fund subject to the condition that each such Member shall execute an appropriate signature page of the Master Fund Agreement or of the Master Fund's investor certification pursuant to which such Member agrees to be bound by all the terms and provisions of the Master Fund Agreement. The Board may in its absolute discretion reject any purchase of Units. Units will be issued only in a transaction or transactions not requiring registration under the 1933 Act.

     The Master Fund may be dissolved: (i) by an affirmative vote of the Board to dissolve the Master Fund; (ii) by affirmative vote of the Members of the Master Fund holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members; (iii) upon the failure of Members to elect a successor Manager at a meeting called by the Adviser in the event that no Manager remains to continue the business of the Master Fund; (iv) upon the expiration of any two-year period that commences on the date on which any Member has submitted a written notice to the Master Fund to tender all of its Units for repurchase by the Master Fund if such Units have not been repurchased by the Master Fund; or (v) as required by operation of law.

ITEM 10.2.  LONG-TERM DEBT.

     Not applicable.

ITEM 10.3.  GENERAL.

     Not applicable.

ITEM 10.4.  TAXES.

     Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Aspects" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 10.5.  OUTSTANDING SECURITIES.

     As of the date of filing of this Registration Statement, there are no securities of the Master Fund outstanding.

ITEM 10.6.  SECURITIES RATINGS.

     Not applicable.

ITEM 11.  DEFAULTS AND ARREARS ON SENIOR SECURITIES.

     Not applicable.

ITEM 12.  LEGAL PROCEEDINGS.

         Not applicable.

ITEM 13.  TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.

     Not applicable.

                                     PART B

     Part B of this Registration Statement should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

     Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from the Feeder Fund's Registration Statement on Form N-2.

ITEM 14.  COVER PAGE.

     Not applicable.

ITEM 15.  TABLE OF CONTENTS.

     Not applicable.

ITEM 16.  GENERAL INFORMATION AND HISTORY.

     Not applicable.

ITEM 17.  INVESTMENT OBJECTIVE AND POLICIES.

     Part A contains basic information about the investment objective, policies and limitations of the Master Fund. This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Master Fund.

     Information on the fundamental investment policies and the non-fundamental investment policies and limitations of the Master Fund, the types of investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund's investment process, is incorporated by reference from the sections entitled "Investment Program," "Investment Practices and Related Risk Factors" and "Additional Risk Factors" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 18.  MANAGEMENT.

     Information about the Managers and officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the Managers and the committees of the Board is incorporated by reference from the sections entitled "Management of the Fund" and "The Adviser" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 19.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

     The Feeder Fund and Robeco-Sage Multi-Strategy Institutional Fund, L.L.C. (the "Institutional Fund") invest substantially all of their assets in the Master Fund. As of [________], 2008, the Feeder Fund and the Institutional Fund owned more than 25% of the outstanding Interests of the Master Fund:

Name                                Address             Percentage of Ownership

Robeco-Sage Multi-Strategy          (1)                 [____]%
Fund, L.L.C.

Robeco-Sage Multi-Strategy          (1)                 [____]%
Institutional Fund, L.L.C.

          (1) The Feeder Fund and the Institutional Fund have the same address as the Master Fund.

To the extent that any investor is the beneficial owner of more than 25% of the outstanding securities of the Master Fund, such investor may be deemed to be a "control person" of the Master Fund for purposes of the 1940 Act.

ITEM 20.  INVESTMENT ADVISORY AND OTHER SERVICES.

     Information on the investment management and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled "The Adviser" and "Additional Information and Summary of Limited Liability Company Agreement" in the Feeder Fund's Prospectus, included in the Feeder Fund's Registration Statement.

ITEM 21.  PORTFOLIO MANAGERS.

     Information about the portfolio managers and their other accounts managed, compensation and ownership of securities is incorporated herein by reference from the section entitled "The Adviser" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 22.  BROKERAGE ALLOCATION AND OTHER PRACTICES.

     A description of the Master Fund's brokerage allocation and other practices is incorporated herein by reference from the section entitled "Brokerage" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 23.  TAX STATUS.

     Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Aspects" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 24.  FINANCIAL STATEMENTS.

     The Master Fund will issue a complete set of financial statements on an annual basis prepared in accordance with generally accepted accounting principles.

                                     PART C

                                OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

(1) Financial Statements:

               Because the Registrant has no assets, financial statements are omitted.

(2)  Exhibits:

               (a)  (1) Certificate of Formation

                    (2) Limited Liability Company Agreement*

               (b)  Not Applicable

               (c)  Not Applicable

               (d)  See Item 25(2)(a)(2)

               (e)  Not Applicable

               (f)  Not Applicable

               (g)  (1) Form of Investment Advisory Agreement*

                    (2) Form of Management Agreement*

               (h)  Not Applicable

               (i)  Not Applicable

               (j)  Form of Custodian Services Agreement*

               (k)  (1)  Form of Administration Agreement*

                    (2)  Form of Master/Feeder Agreement*

               (l)  Not Applicable

               (m)  Not Applicable

               (n)  Not Applicable

               (o)  Not Applicable

               (p)  Not Applicable

               (q)  Not Applicable

               (r)  (1) Code of Ethics*

                    (2) Code of Ethics of the Adviser*

                  *To be filed by amendment.

ITEM 26. MARKETING ARRANGEMENTS

     Not Applicable.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION*

         All figures are estimates:


            Accounting fees and expenses....................          $_____
            Legal fees and expenses.........................          $_____
            Printing and offering expenses..................          $_____
            Miscellaneous...................................          $_____

                                       Total................          $_____

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

         After completion of the private offering of units, Registrant expects that no person will be directly or indirectly under common control with Registrant.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES


                  TITLE OF CLASS                     NUMBER OF RECORD HOLDER
                  --------------                     -----------------------

                  Units of Limited Liability         [2]
                  Company Interests

ITEM 30. INDEMNIFICATION*

     *To be filed by amendment.


ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser of Registrant, and each member, director, executive officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, director, officer, employee, partner or trustee, is set forth in Feeder Fund's Prospectus in the sections entitled "Management of the Fund" and "The Adviser." Information as to the members and officers of Robeco Investment Management, Inc. is included in its Form ADV as filed with the Commission (File No. 801-61786), and is incorporated herein by reference.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

          (1) the Registrant, Robeco-Sage Multi-Strategy Master Fund, L.L.C., 909 Third Avenue, New York, New York 10022;

          (2) the Administrator, [SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456];

          (3) the Custodian, [SEI Private Trust Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456]; and

          (4) the Investment Adviser, Robeco Investment Management, Inc., 909 Third Avenue, New York, New York 10022.

ITEM 33. MANAGEMENT SERVICES

         The Registrant is not party to any management service related contract other than those described in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 34. UNDERTAKINGS

         Not Applicable.

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 6th day of August, 2008.




                                ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.


                                By:  /s/ Timothy J. Stewart
                                     ------------------------------------------
                                     Name:  Timothy J. Stewart
                                     Title: Manager

                                  EXHIBIT INDEX

       EXHIBIT NUMBER               DOCUMENT DESCRIPTION
           (a)(1)                   Certificate of Formation